Investments in Equity Investees - Summary of the Group's balances of investment in equity investees (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity Method Investments And Cost Method Investments [Line Items]
Equity Method Investments	¥ 0		¥ 0	¥ 0
Total Investment	1,774,270	$ 257,245	1,678,351
Plus Corp Plus [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Investments without Readily Determinable Fair Value	1,100,407		1,007,361
Jiayibingding Beijing E Commerce Limited [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Investments without Readily Determinable Fair Value	350,000		350,000
Guizhou Fubao Digital Venture Capital Partnership [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Method Investments	317,363		318,588
Others [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Investments without Readily Determinable Fair Value	6,500		879
Equity Method Investments	¥ 0		¥ 1,523